INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets relating to:
Allowance for loan losses	$ 2,631	$ 3,044
Deferred compensation	327	401
Supplemental executive retirement plan	59	61
Net operating loss/net economic loss	0	295
Unrealized losses on available-for-sale securities	65	0
Write-downs on foreclosed real estate	77	107
AMT tax credit	25	58
Other	164	71
Total deferred tax assets	3,348	4,037
Deferred tax liabilities relating to:
Premises and equipment	(694)	(730)
Deferred loan fees/costs	(29)	(22)
Unrealized gains on available-for-sale securities	0	(699)
Core deposit intangible	(68)	(115)
Other	(77)	0
Total deferred tax liabilities	(868)	(1,566)
Net recorded deferred tax asset, included in other assets	$ 2,480	$ 2,471